Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES
16.	INCOME TAXES

Yiren Digital is a company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, Yiren Digital is not subject to tax on either income or capital gain.

Under the current Hong Kong Inland Revenue Ordinance, YouRace HK is subject to 8.25% Profits Tax rate on assessable profits up to HK$2 million, and 16.5% on any part of assessable profits over HK$2 million.

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. YouRace Hengchuang was recognized as a Software Enterprise and thereby entitled to full exemption from EIT for two years beginning with its first profitable year, i.e., 2015 and 2016, and a 50% reduction for the subsequent three years. In November 2018, YouRace Hengchuang qualified as “high and new technology enterprise strongly supported by the State” (“HNTE”) under the EIT Law and was entitled to preferential income tax rate of 15%, and the status was reaffirmed in December 2024. Hengfengyi was qualified as a “software enterprise” in April 2025, and accordingly has been eligible for an exemption of enterprise income tax for 2024 and 2025 and a reduced enterprise income tax at the rate of 12.5% from 2026 through 2028. Hengyuda, Beihai Youce Yike Technology Co., Ltd. (“Youce Yike”), Youjia Innovation and Hengze Innovation have been recognized as within encouraged industries in the Western Regions of China and enjoyed a preferential income tax rate of 15%. In addition, Youce Yike, Youjia Innovation and Hengze Innovation enjoy a 40% local tax reduction. Xinjiang Hengyu Innovation Technology Development Co., Ltd., Hesi Shengju Technology Development (Xinjiang) Co., Ltd., and Hesi Shengrui Technology Development (Xinjiang) Co., Ltd. are eligible for an exemption of enterprise tax for five years since the tax year they generate their first sum of production and business revenue according to the Notice on Corporate Income Tax Incentives for Newly Established Enterprises in Xinjiang’s Difficult Areas and the Kashgar and Khorgos Special Economic Development Zones. Except for the small low-profit enterprises, whose taxable income is computed at a reduced rate of 5%, Yiren Digital’s other subsidiaries, the consolidated VIEs and the consolidated VIEs’ subsidiaries established in the PRC are subject to income tax rate of 25%, according to the EIT Law. The consolidated ABFE are not subject to income tax.

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by foreign-invested enterprise in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company is incorporated, does not have a tax treaty with the PRC.

Since January 1, 2014, the relevant tax authorities of the Group’s subsidiaries have not conducted a tax examination on the Group’s PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2015 of the Group’s PRC subsidiaries and VIEs, remain subject to tax audits as of December 31, 2025, at the tax authority’s discretion.

Income tax (benefits)/expenses are comprised of the following:

	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current tax	512,054	364,628	159,578
Deferred tax	53,109	(85,446)	(256,685)
Total	565,163	279,182	(97,107)

Reconciliation between the income tax at the PRC statutory tax rate and income tax expenses is as follows:

	Years ended December 31,
	2023	2024
	RMB	RMB
Income before provision for income taxes	2,645,360	1,861,921
Statutory tax rate in the PRC	25%	25%
Income tax expenses at statutory tax rate	661,340	465,480
Non-deductible expenses	—	723
Research and development super deduction	(11,620)	(19,925)
Effect of income not taxable	(58,359)	—
Effect of tax holiday and preferential tax rate	(108,806)	(354,366)
Adjustment on current income tax of the prior periods	80	(341)
Effect of different tax rates of subsidiaries operating in other jurisdictions	26,793	(8,234)
Withholding income tax	40,000	20,000
Change in valuation allowance	15,735	175,845
Income tax expenses	565,163	279,182
	Years ended December 31,
	2025
	RMB	Percent
Income/(loss) before provision for income taxes	(38,017)
Income tax expenses at statutory tax rate in the PRC	(9,504)	25.0%
Foreign tax effect
Cayman Islands	10,977	(28.9%)
Others	(1,761)	4.6%
Effect of tax holiday and preferential tax rate
High and New Technology Enterprise	86,671	(228.0%)
Software Enterprise	(68,771)	180.9%
Encouraged Industries in Western Regions	(197,116)	518.5%
Newly Established Enterprises in Xinjiang’s Difficult Areas	(56,789)	149.4%
Others	18,269	(48.1%)
Tax credits
Research and development credits	(22,978)	60.4%
Non-taxable or non-deductible items	179	(0.5%)
Withholding income tax	48,400	(127.3%)
Change in valuation allowance	227,801	(599.2%)
Adjustment on current income tax of the prior periods (i)	(147,211)	387.2%
Effect of tax losses not recognized	14,726	(38.7%)
Income tax expenses and effective tax rate	(97,107)	255.4%
(i)	Hengfengyi was qualified as a Software Enterprise in 2025 and thereby entitled to full exemption from EIT for year 2024, which resulted in the income tax expense of RMB151.1 million accrued in 2024 being reversed in 2025.

The aggregate amount and per share effect of the tax holiday and preferential tax rate are as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	(108,806)	(354,366)	(217,736)
The aggregate effect on basic and diluted net income per share:
- Basic	(0.6156)	(2.0453)	(1.2544)
- Diluted	(0.6089)	(2.0283)	(1.2464)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets are as follows:

	December 31,	December 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
Deferred revenue	1,410	32
Accrued expenses and other liabilities	698	2,244
Guarantee liabilities	86,931	280,261
Fair value changes	17,241	7,801
Allowance for uncollectible receivables	166,999	93,367
Advertising expenses in excess of deduction limit	47,978	14,830
Valuation allowance (i)	(141,086)	(27,233)
Total	180,171	371,302

Deferred tax liabilities:
Contract assets, net	136,213	70,065
Contract cost	49	643
Intangible assets	7,917	5,354
Total	144,179	76,062

Net deferred tax (liabilities)/assets	35,992	295,240
(i)	A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, forecasts of future profitability, existence of taxable temporary differences and reversal periods. The valuation allowance is considered on an individual entity basis. The Group has recognized a valuation allowance against deferred tax assets of RMB141,086 and RMB27,233 for the years ended December 31, 2024 and 2025, respectively.

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under the PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies’ income and expenses. A transfer pricing adjustment could result in additional tax liabilities.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for the EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2023, 2024 and 2025. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expenses and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2025.

Under the EIT Law and its implementation rules, a withholding tax at 10%, unless reduced by a tax treaty or arrangement, is applied on dividends received by non-PRC-resident corporate investors from the PRC-resident enterprises, such as the Company’s PRC subsidiaries. Under the China-HK Tax Arrangement and the relevant regulations, a qualified Hong Kong tax resident which is the “beneficial owner” and holds 25% equity interests or more of a PRC enterprise is entitled to a reduced withholding rate of 5%. The Company believes that YouRace HK will apply the 10% withholding tax rate. On July 29, 2017, the Board also approved a semi-annual dividend policy. Under this policy, semi-annual dividends are set at an amount equivalent to approximately 15% of the Company’s anticipated net income after tax in each half year commencing from the second half of 2017, which are derived from the earnings of the Group’s PRC companies. On August 14, 2018, the Board decided to terminate the semi-annual dividend policy going forward.

Aggregate undistributed earnings of the Company’s PRC subsidiaries and the consolidated VIEs that are available for distribution were approximately RMB5,095 million and RMB5,238 million as of December 31, 2024 and 2025, respectively. A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amount in the PRC subsidiaries and the consolidated VIEs. However, the aggregate undistributed earnings of the Company’s subsidiaries and the consolidated VIEs and its subsidiaries located in the PRC that are available for distribution as of December 31, 2025 are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to any entity within the Group that is outside the PRC.